CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
Operating activities
Income (loss) for the year	$ (910,427)	$ (997,845)	$ (116,419)
Adjusted for:
Accretion expense - office lease	4,376	5,326	1,456
Amortization of Right-of-use asset	9,895	9,895	2,474
Income taxes expenses	0	0	36,452
Interest income	(12,410)	(3,365)	(1,376)
Gain on sale of royalty interests net of costs	0	0	(176,398)
Equity-settled share-based compensation	640,860	399,140	0
Changes in working capital items: Amounts receivable and other assets	(5,265)	(13,544)	6,917
Amounts payable and other liabilities	(165,014)	127,260	20,247
Due to related parties	(85,791)	27,453	(50,465)
Net cash used in operating activities	(523,776)	(445,680)	(277,112)
Investing activities
Mineral Properties Acquisition	(250,000)	(75,000)	(130,000)
Sale of royalty interest net of costs	0	0	176,399
Interest received	12,410	3,365	1,376
Net cash provided by investing activities	(237,590)	(71,635)	47,775
Financing activities
Office lease payment (base rent portion capitalized under IFRS 16)	(12,956)	(12,792)	(2,132)
Proceeds from exercise of warrants and options	0	550,000	236,364
Proceeds from private placement	550,000	95,455	0
Share issuance costs	0	0	(4,981)
Net cash provided by financing activities	537,044	632,663	229,251
Increase (decrease) in cash	(224,322)	115,348	(86)
Cash, beginning of the year	321,791	206,443	206,529
Cash, end of the year	$ 97,469	$ 321,791	$ 206,443